Operating Real Estate-Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Real Estate [Abstract]
Land	$ 461,133,000	$ 268,738,000
Land improvements	1,003,069,000	211,323,000
Buildings and improvements	1,036,752,000	967,727,000
Tenant improvements	31,811,000	69,304,000
Leasehold interests	12,322,000	12,322,000
Furniture and fixtures	15,415,000	9,075,000
Real estate investment property, at cost	2,560,502,000	1,538,489,000
Less: Accumulated depreciation	(190,997,000)	(147,943,000)
Total	2,369,505,000	1,390,546,000		2,327,914,000
REO	4,900,000	342,500,000
Operating real estate subject to mortgage notes payable	2,100,000,000	1,000,000,000
Depreciation expense	$ 76,100,000	$ 33,300,000	$ 29,100,000